Liabilities to credit institutions - Narrative (Details) € in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Non Current
Disclosure of detailed information about borrowings [line items]
Restricted cash and cash equivalents	$ 21,490
Borrowings	936,217		$ 0
Syndicated loan from banks | Non Current
Disclosure of detailed information about borrowings [line items]
Borrowings	936,217		0
Syndicated loan from banks | Minimum | Non Current
Disclosure of detailed information about borrowings [line items]
Carrying amount of non-current liabilities with covenants	5,359,900
Debt instruments held | €		€ 400,000
Syndicated loan from banks | Maximum | Non Current
Disclosure of detailed information about borrowings [line items]
Debt instruments held	5,500,000
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, average amount outstanding	$ 129,743		$ 120,840